Exploration and Evaluation Expenditures	12 Months Ended
Dec. 31, 2020
Exploration and Evaluation Expenditures
Exploration and Evaluation Expenditures

11.Exploration and Evaluation Expenditures

The Corporation’s exploration and evaluation expenditures at the Stibnite Gold Project for the years ended December 31, 2020 and 2019 were as follows:

	Year Ended
	December	December
	31, 2020	31, 2019
Exploration and Evaluation Expenditures
Consulting and labor cost	4,926,726	4,805,971
Field office and drilling support	1,965,548	2,272,395
Engineering	1,551,112	2,151,586
Permitting	13,839,120	13,881,784
Environmental and reclamation	832,591	1,042,363
Legal and sustainability	2,142,935	2,723,207
Exploration and Evaluation Expense	$25,258,032	$26,877,306